SEGMENT INFORMATION (Tables)	9 Months Ended	12 Months Ended
	Oct. 01, 2016	Jan. 02, 2016
Segment Reporting [Abstract]
Summary of net sales and operating income by reportable segment

The following summarizes our net sales and operating income by reportable segment:

	Fiscal Quarter Ended		Fiscal Year to Date Ended
	October 1, 2016	October 3, 2015	October 1, 2016	October 3, 2015
Net sales
Foodservice	$222,591	$233,454	$630,082	$671,376
Retail	94,559	87,645	303,239	297,551
Convenience	56,465	50,649	167,637	150,300
Industrial	20,039	35,422	57,878	106,330

Total	$393,654	$407,170	$1,158,836	$1,225,557

Operating income (expenses)
Foodservice	$44,957	$38,095	$121,579	$97,988
Retail	10,296	3,058	29,267	21,570
Convenience	9,514	6,720	27,319	21,683
Industrial	970	(181)	1,585	888
Unallocated corporate expenses, net	(26,465)	(6,123)	(52,313)	(31,999)

Total	$39,272	$41,569	$127,437	$110,130

The following summarizes Net sales and Operating income by reportable segments:

	Fiscal 2015	Fiscal 2014	Fiscal 2013
Net sales
Foodservice	$886,095	$829,563	$740,854
Retail	395,941	399,621	378,970
Convenience	201,845	159,659	138,623
Industrial	127,730	188,784	233,551

Total	$1,611,611	$1,577,627	$1,491,998

Operating income
Foodservice	$134,287	$70,592	$56,663
Retail	28,543	13,488	6,418
Convenience	29,776	18,230	14,806
Industrial	2,767	1,998	1,626
Unallocated corporate expenses, net	(44,966)	(28,229)	(25,599)

Total	$150,407	$76,079	$53,914

Summary of net sales by product category wise

Net sales by product category were as follows:

	Fiscal Quarter Ended		Fiscal Year to Date Ended
	October 1, 2016	October 3, 2015	October 1, 2016	October 3, 2015
Net sales
Sandwiches	$112,583	$113,953	$353,478	$345,494
Sandwich components	147,875	162,100	419,815	472,170
Other entrees and snacks	133,196	131,117	385,543	407,893

Total	$393,654	$407,170	$1,158,836	$1,225,557

The following summarizes Net sales by product category:

	Fiscal 2015	Fiscal 2014	Fiscal 2013
Net sales
Sandwiches	$455,107	$412,009	$388,579
Sandwich components	630,928	610,780	574,998
Other entrées and snacks	525,576	554,838	528,421

Total	$1,611,611	$1,577,627	$1,491,998